Deferred Costs and Deferred Revenues - Schedule of Change in Deferred Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Change in Deferred Revenues [Abstract]
Balance at the beginning of the year	$ 142,340	$ 201,762
Deferred revenue relating to new sales	17,746	104,450
Revenue recognized during the year	(26,650)	(163,872)
Balance at the end of the year	$ 133,436	$ 142,340